NOTE 8 - SUPPLEMENTAL CASH FLOW INFORMATION (Details Narrative) (OtherExpenseMember, USD $)	3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
OtherExpenseMember
Interest Paid	$ 33,000	$ 64,000
Income Taxes Paid	$ 147,000	$ 0